14. Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes
14. Commitments and Contingencies

10.  Commitments and Contingencies

Lease

The Company leases an office and warehouse facility in Mesquite, Nevada that serves as the principal executive offices and provides manufacturing and warehouse space. The leased space consists of 908 square feet.  Rent expense for the nine months ended September 30, 2017 and 2016 was $11,288 and $6,945 respectively.  On March 1, 2017, a new lease agreement was signed at a monthly rate of $1,392.  Lease term is for 12 (twelve) months with a renewal option available for an additional 12 (twelve) months.

Litigation

In the ordinary course of business, we may face various claims brought by third parties and we may, from time to time, make claims or take legal actions to assert our rights, including intellectual property disputes, contractual disputes and other commercial disputes. Any of these claims could subject us to litigation. Management believes the outcomes of currently pending claims are not likely to have a material effect on our consolidated financial position and results of operations.

Stock Payable

During the nine months ended September 30, 2017 the Company recorded approximately $969,000 of stock payable related to common stock to be issued.  The following summary approximates the activity of stock payable during the nine months ended September 30, 2017:

Beginning Balance, 12/31/16	$ 243,000
Additions	1,106,000
Issuances	(380,000)
Ending Balance, 9/30/17	$ 969,000

14.  Commitments and Contingencies

The Company leases an office and warehouse facility in Mesquite, Nevada that serves as the principal executive offices and provides manufacturing and warehouse space. The leased space consists of 908 square feet.  The building in which the space was located is in foreclosure, therefore, the Company rented from the bank that controls the property on a month to month basis.  Rent expense was $772 per month. Rent expense for the years ended December 31, 2016 and 2015 was $9,321 and $8,490, respectively.  On March 1, 2017, a new lease agreement was signed at a monthly rate of $1,392.  Lease term is for 12 (twelve) months with a renewal option available for an additional 12 (twelve) months.

Litigation

In the ordinary course of business, we may face various claims brought by third parties and we may, from time to time, make claims or take legal actions to assert our rights, including intellectual property disputes, contractual disputes and other commercial disputes. Any of these claims could subject us to litigation. Management believes the outcomes of currently pending claims are not likely to have a material effect on our consolidated financial position and results of operations.

In May 2015, a suit was brought against the Company by a subcontractor for non-payment of services.  In April 2017, the pending litigation was settled for $19,000, which the Company had accrued for as of December 31, 2015.

Indemnities

The Company’s Articles of incorporation and Bylaws require us, among other things, to indemnify the director or officer against specified expenses and liabilities, such as attorneys’ fees, judgments, fines and settlements, paid by the individual in connection with any action, suit or proceeding arising out of the individual’s status or service as our director or officer, other than liabilities arising from willful misconduct or conduct that is knowingly fraudulent or deliberately dishonest, and to advance expenses incurred by the individual in connection with any proceeding against the individual with respect to which the individual may be entitled to indemnification by us. We also indemnify our lessor in connection with our facility lease for certain claims arising from the use of the facilities. These indemnities do not provide for any limitation of the maximum potential future payments we could be obligated to make. Historically, we have not incurred any payments for these obligations and, therefore, no liabilities have been recorded for these indemnities in the accompanying consolidated balance sheets.